Fees Summary	Aug. 20, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,100,000
Previously Paid Amount	0.00
Total Fee Amount	752.76
Total Offset Amount	0.00
Net Fee	752.76
Narrative - Max Aggregate Offering Price	$ 5,100,000
Final Prospectus	true